Provisions and Contingent Provisions (Details) - Schedule of Provisions Composition - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions	$ 746,502	$ 283,971	$ 461,022	$ 463,949
Provisions for personnel salaries and expenses
Disclosure of other provisions [line items]
Provisions	73,543	81,907
Provisions for restructuring plans
Disclosure of other provisions [line items]
Provisions	4,325	0
Provisions for lawsuits and litigations
Disclosure of other provisions [line items]
Provisions	3,928	4,504
Provision for loyalty programmes
Disclosure of other provisions [line items]
Provisions	38	38
Provision for operational risks
Disclosure of other provisions [line items]
Provisions	5,108	2,993
Provision for other contingencies
Disclosure of other provisions [line items]
Provisions	35,030	19,391
Provisions for mandatory dividends
Disclosure of other provisions [line items]
Provisions	600,330	148,921
Provision for interest of perpetual bonds
Disclosure of other provisions [line items]
Provisions	5,811	5,112
Provisions for contingent loan
Disclosure of other provisions [line items]
Provisions	$ 18,389	$ 21,105